Schedule of salaries and social security taxes charged to profit or loss (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Salaries And Social Security Taxes Payable
Salaries	$ 11,262	$ 12,293	$ 12,939
Social security taxes	4,380	4,780	5,031
Total salaries and social security taxes	$ 15,642	$ 17,073	$ 17,970